Quarterly Holdings Report
for
Fidelity® Limited Term Municipal Income Fund
September 30, 2021
STM-NPRT3-1121
1.807744.117
Municipal Bonds - 92.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.8%
Birmingham Arpt. Auth. Arpt. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured)	555	668
5% 7/1/27 (Build America Mutual Assurance Insured)	500	616
Black Belt Energy Gas District Bonds (Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	4,000	4,595
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	585	596
5% 3/1/23	830	883
5% 3/1/24	1,225	1,360
5% 3/1/25	1,225	1,411
Series 2016 B:
5% 3/1/22	1,330	1,356
5% 3/1/24	1,210	1,344
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	5,030	5,089
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/22	3,145	3,196
Southeast Energy Auth. Rev. Bonds (Proj. No. 2) Series 2021 B1:
4% 6/1/24	600	656
4% 6/1/25	725	814
4% 6/1/26	1,500	1,720
4% 6/1/27	2,440	2,841
4% 6/1/28	3,780	4,465
TOTAL ALABAMA		31,610
Alaska - 0.1%
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	1,395	1,457
Series C, 5% 9/1/22	980	1,024
TOTAL ALASKA		2,481
Arizona - 3.3%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2016 A, 5% 7/1/26	275	320
Series 2021:
5% 8/1/26	1,000	1,206
5% 8/1/27	1,500	1,855
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/23 (Escrowed to Maturity)	1,950	2,136
5% 10/1/24 (Escrowed to Maturity)	2,025	2,304
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/21	1,080	1,088
5% 12/1/22	785	829
5% 12/1/23	980	1,079
5% 12/1/24	1,465	1,676
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/24 (c)	1,200	1,323
5% 2/1/25 (c)	1,100	1,258
5% 2/1/26 (c)	1,200	1,412
5% 2/1/27 (c)	1,200	1,452
Arizona State Lottery Rev. Series 2019, 5% 7/1/22 (Escrowed to Maturity)	2,045	2,119
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	1,625	1,684
Series 2007, 2.7%, tender 8/14/23 (b)(d)	13,435	13,977
Series 2019, 5%, tender 6/3/24 (b)(d)	24,230	27,062
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 B, 1.65%, tender 3/31/23 (b)	1,505	1,533
Glendale Union School District 205 Series A:
5% 7/1/26 (FSA Insured)	200	240
5% 7/1/27 (FSA Insured)	250	308
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	980	1,015
Series 2017, 5% 7/1/22	3,320	3,439
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/22 (FSA Insured)	1,145	1,186
5% 7/1/23 (FSA Insured)	1,365	1,478
Maricopa County Indl. Dev. Auth. Sr. Living Facilities (Christian Care Surprise, Inc. Proj.) Series 2016, 5% 1/1/26 (e)	1,205	1,212
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (b)	5,155	6,160
Series 2016 A, 5% 1/1/25	4,725	5,420
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
5% 7/1/25	1,165	1,359
5% 7/1/26	3,000	3,609
5% 7/1/27	3,250	4,007
5% 7/1/28	3,435	4,325
Maricopa County Unified School District #48 Scottsdale Series D:
4% 7/1/24	1,000	1,101
4% 7/1/25	800	906
4% 7/1/26	900	1,043
4% 7/1/27	225	266
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/25	2,110	2,461
Series 2019 B:
5% 7/1/24 (d)	1,550	1,740
5% 7/1/25 (d)	1,500	1,741
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,356
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,177
5% 12/1/22	2,415	2,550
5% 12/1/23	3,350	3,691
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	4,085	4,425
Univ. of Arizona Univ. Revs. Series 2013 A, 5% 6/1/25 (Pre-Refunded to 6/1/23 @ 100)	1,140	1,231
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/26	2,000	2,401
TOTAL ARIZONA		126,160
California - 3.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2021 A, 2%, tender 4/1/28 (b)	5,000	5,296
Series A, 2.95%, tender 4/1/26 (b)	5,075	5,532
Series B, 2.85%, tender 4/1/25 (b)	4,150	4,453
California Gen. Oblig.:
Series 2014, 5% 5/1/24	2,145	2,409
Series 2017, 5% 8/1/26	1,200	1,452
Series 2020:
4% 11/1/26	700	818
5% 11/1/24	2,000	2,291
Series 2021:
5% 9/1/23	3,405	3,717
5% 12/1/24	1,380	1,585
5% 9/1/27	7,500	9,344
5% 9/1/28	7,500	9,547
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2021 A, 0.22%, tender 10/1/21 (b)(d)	4,900	4,900
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(d)	4,005	4,028
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2017 A1, 0.2%, tender 10/15/21 (b)(d)(e)	2,500	2,500
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/22	1,685	1,735
5% 6/1/23	1,925	2,068
5% 6/1/24	1,085	1,212
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	3,346
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/25 (d)	1,000	1,159
Series 2017 B, 5% 5/15/25 (d)	2,265	2,625
Series 2018 B:
5% 5/15/25 (d)	1,305	1,511
5% 5/15/26 (d)	1,545	1,844
Series 2018 C, 5% 5/15/27 (d)	1,615	1,976
Series 2020 C, 5% 5/15/26 (d)	2,645	3,157
Series A, 5% 5/15/24 (d)	1,010	1,130
Los Angeles Reg'l. Arpts. Impt. Rev. Series 2012, 4.5% 1/1/27 (d)	980	990
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/26	2,330	2,812
Series B1, 5% 7/1/26	4,300	5,189
Mount Diablo Unified School District Series 2022 B, 4% 8/1/26 (c)	1,290	1,457
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000	10,876
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	960	1,027
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,131
5% 11/1/24	1,955	2,209
Port of Oakland Rev. Series H:
5% 5/1/26 (d)	1,830	2,173
5% 5/1/27 (d)	3,400	4,133
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (d)	1,000	1,195
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 A:
5% 1/1/24 (d)	1,660	1,828
5% 1/1/27 (d)	2,405	2,913
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,515
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	8,000	7,978
TOTAL CALIFORNIA		128,061
Colorado - 1.8%
Colorado Health Facilities Auth. Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (b)	1,310	1,344
Series 2019 B:
5%, tender 8/1/25 (b)	2,950	3,362
5%, tender 8/1/26 (b)	2,035	2,387
5%, tender 11/19/26 (b)	6,680	8,090
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	1,840	1,837
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (b)	5,170	5,195
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,520	1,686
Series 2019 H, 4.25% 11/1/49	765	849
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,731
Series 2014 A, 5% 6/1/23	3,775	4,059
Series 2020, 5% 6/1/26	1,000	1,192
Colorado Springs Utils. Rev. Series 2020:
5% 11/15/25	1,320	1,562
5% 11/15/25	1,020	1,207
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	14,230	15,908
Denver City & County Arpt. Rev.:
Series 2018 A, 5% 12/1/29 (d)	1,205	1,511
Series 2020 B1, 5% 11/15/24 (d)	1,500	1,707
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/26	1,750	2,110
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	9,030	9,441
TOTAL COLORADO		68,178
Connecticut - 4.6%
Connecticut Gen. Oblig.:
Series 2014 H, 5% 11/15/21	6,255	6,290
Series 2016 A, 5% 3/15/26	1,925	2,304
Series 2018 C, 5% 6/15/23	1,265	1,368
Series 2019 A:
5% 4/15/23	2,420	2,598
5% 4/15/25	4,380	5,089
5% 4/15/26	2,355	2,826
5% 4/15/30	965	1,234
Series 2019 B:
5% 2/15/23	14,690	15,655
5% 2/15/24	16,995	18,898
Series 2021 D:
5% 7/15/24	1,990	2,250
5% 7/15/25	3,285	3,849
5% 7/15/26	3,285	3,972
5% 7/15/27	4,380	5,433
5% 7/15/28	5,045	6,411
Series C, 4% 6/1/26	1,100	1,275
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (b)	4,155	4,145
Series 2014 B, 1.8%, tender 7/1/24 (b)	3,150	3,249
Series 2017 B, 0.55%, tender 7/3/23 (b)	15,000	15,067
Series X2, 0.25%, tender 2/9/24 (b)	12,445	12,409
Series 2016 A, 2%, tender 7/1/26 (b)	1,725	1,831
Series 2018 S:
5% 7/1/23	1,455	1,571
5% 7/1/24	1,000	1,119
Series 2019 A:
4% 7/1/23 (e)	1,045	1,063
4% 7/1/24 (e)	1,090	1,117
5% 7/1/25 (e)	705	750
5% 7/1/28 (e)	1,315	1,425
5% 7/1/29 (e)	940	1,021
Series 2019 Q-1:
5% 11/1/21	1,000	1,004
5% 11/1/23	1,870	2,049
Series 2022 M:
5% 7/1/24 (c)	175	191
5% 7/1/27 (c)	250	296
5% 7/1/28 (c)	300	362
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	265	268
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	1,650	1,748
Series 2021 C:
5% 1/1/23 (c)	5,325	5,633
5% 1/1/24 (c)	1,445	1,594
5% 1/1/25 (c)	1,280	1,467
5% 1/1/26 (c)	3,395	4,017
5% 1/1/27 (c)	5,700	6,944
5% 1/1/28 (c)	3,900	4,875
Series A:
5% 5/1/24	1,000	1,121
5% 9/1/26	1,025	1,240
Hartford County Metropolitan District Gen. Oblig. Series 2021 A:
5% 9/1/27	800	994
5% 9/1/28	775	985
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	1,118	1,194
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	980	1,143
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,447
5% 1/1/26	3,735	4,408
Univ. of Connecticut Gen. Oblig.:
Series 2013 A, 5% 2/15/22	1,000	1,018
Series 2016 A, 5% 3/15/22	775	792
Series 2019 A:
5% 11/1/26	1,000	1,215
5% 11/1/26	1,065	1,294
TOTAL CONNECTICUT		174,518
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	1,475	1,494

District Of Columbia - 2.5%
District of Columbia Income Tax Rev. Series 2020 A:
5% 3/1/23	1,075	1,148
5% 3/1/24	715	796
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	7,540	7,826
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/23 (d)	1,305	1,305
5% 10/1/24 (d)	1,175	1,175
Series 2012 A, 5% 10/1/22 (d)	6,185	6,479
Series 2014 A, 5% 10/1/23 (d)	1,035	1,132
Series 2017 A, 5% 10/1/26 (d)	11,905	14,327
Series 2018 A:
5% 10/1/21 (d)	3,595	3,595
5% 10/1/23 (d)	3,000	3,280
Series 2019 A:
5% 10/1/22 (d)	1,815	1,901
5% 10/1/23 (d)	465	508
5% 10/1/25 (d)	1,410	1,649
Series 2020 A:
5% 10/1/21 (d)	3,115	3,115
5% 10/1/22 (d)	4,540	4,756
5% 10/1/23 (d)	2,390	2,613
5% 10/1/24 (d)	4,470	5,065
5% 10/1/25 (d)	4,470	5,227
Series 2021 A:
5% 10/1/25 (d)	3,000	3,508
5% 10/1/28 (d)	20,500	25,797
TOTAL DISTRICT OF COLUMBIA		95,202
Florida - 6.4%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/22	3,645	3,775
5% 7/1/23	2,935	3,173
Broward County Arpt. Sys. Rev.:
Series 2012 P-1:
5% 10/1/22 (d)	600	629
5% 10/1/25 (d)	6,645	6,954
Series 2013 A, 5.125% 10/1/38 (Pre-Refunded to 10/1/23 @ 100) (d)	2,035	2,227
Series 2015 A, 5% 10/1/22 (d)	2,935	3,075
Series 2015 C, 5% 10/1/24 (d)	1,015	1,150
Series 2019 A:
5% 10/1/23 (d)	1,200	1,311
5% 10/1/24 (d)	1,300	1,473
5% 10/1/25 (d)	1,500	1,754
Series 2019 B:
5% 10/1/24 (d)	750	850
5% 10/1/25 (d)	755	883
Series C, 5% 10/1/23 (d)	3,930	4,293
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,294
Series 2015 A:
5% 7/1/22	3,425	3,548
5% 7/1/23	2,690	2,908
5% 7/1/24	1,290	1,453
Series 2015 B:
5% 7/1/22	4,490	4,651
5% 7/1/23	2,695	2,914
5% 7/1/24	1,120	1,262
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/24	540	599
5% 10/1/26	1,940	2,262
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
5% 7/1/26 (FSA Insured)	1,485	1,786
5% 7/1/27 (FSA Insured)	8,200	10,136
Florida Higher Edl. Facilities Fing. Auth. Series 2019, 5% 10/1/21	225	225
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	2,360	2,769
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,010
5% 10/1/22	1,955	2,036
5% 10/1/23	1,240	1,348
5% 10/1/24	1,955	2,202
5% 10/1/25	1,710	1,985
5% 10/1/26	1,955	2,262
Florida Muni. Pwr. Agcy. Rev. Series 2016 A, 4% 10/1/26	530	613
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016, 5% 10/1/26 (d)	1,300	1,565
Series 2017 A:
5% 10/1/25 (d)	980	1,146
5% 10/1/26 (d)	1,955	2,353
Series 2019 A:
5% 10/1/24 (d)	12,700	14,391
5% 10/1/25 (d)	6,700	7,835
5% 10/1/27 (d)	1,160	1,430
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,394
Hillsborough County Aviation Auth. Rev. Series A:
5% 10/1/25 (d)	4,240	4,624
5% 10/1/26 (d)	2,910	3,167
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	2,025	2,119
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/22	1,955	2,024
5% 7/1/23	3,005	3,249
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (d)	475	519
5% 10/1/24 (d)	1,795	2,032
5% 10/1/25 (d)	3,325	3,888
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	4,810	5,594
Manatee County Rev. Series 2013, 5% 10/1/22	980	1,027
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,439
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (d)	1,465	1,535
5% 10/1/24 (d)	1,800	1,883
Series 2016 A, 5% 10/1/27	1,275	1,531
Series 2020 A, 5% 10/1/23	3,810	4,168
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/22	1,955	2,022
5% 7/1/23	1,955	2,024
Series 2014 B:
5% 7/1/22	1,465	1,516
5% 7/1/23	3,180	3,428
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	8,355	9,315
Series 2014 D:
5% 11/1/21	6,140	6,163
5% 11/1/22	2,960	3,114
5% 11/1/23	7,485	8,192
Series 2015 A:
5% 5/1/22	4,440	4,564
5% 5/1/23	6,360	6,828
5% 5/1/27 (FSA Insured)	1,880	2,170
Series 2015 B, 5% 5/1/24	29,155	32,536
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/21 (Escrowed to Maturity)	1,465	1,476
5% 12/1/23 (Escrowed to Maturity)	190	209
5% 12/1/24 (Escrowed to Maturity)	380	435
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/24	1,000	1,105
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/22	980	1,019
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/21	980	980
5% 10/1/22	980	1,026
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,139
5% 7/1/26	1,115	1,336
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,135	1,143
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,411
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24	380	388
TOTAL FLORIDA		243,262
Georgia - 3.7%
Atlanta Arpt. Rev.:
Series 2014 B, 5% 1/1/22	980	992
Series 2020 A, 5% 7/1/26 (d)	3,000	3,586
Series 2020 B:
5% 7/1/27 (d)	4,000	4,904
5% 7/1/29 (d)	1,920	2,445
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (b)	21,200	21,937
Series 2013, 1.55%, tender 8/19/22 (b)	6,770	6,844
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	6,480	6,673
Series 2012, 1.7%, tender 8/22/24 (b)	3,400	3,510
Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,930	10,517
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	900	976
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (b)	4,840	5,680
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A:
4% 11/1/23	920	989
4% 11/1/24	1,420	1,572
5% 1/1/25	1,000	1,143
5% 1/1/26	1,125	1,327
5% 1/1/26	1,000	1,180
5% 1/1/27	760	920
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/22	980	1,026
5% 10/1/23	2,365	2,586
Series R, 5% 10/1/21	4,890	4,890
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/24	2,500	2,812
5% 6/1/25	5,000	5,824
5% 6/1/26	2,500	3,005
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	13,910	14,892
Series 2021 C, 4%, tender 12/1/28 (b)	16,990	20,061
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,669
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24	1,810	2,017
Series 2020 B, 5% 9/1/25	2,570	3,023
TOTAL GEORGIA		142,000
Hawaii - 0.4%
Honolulu City & County Gen. Oblig.:
Series 2020 F:
5% 7/1/24	1,575	1,777
5% 7/1/25	1,255	1,466
5% 7/1/26	800	964
Series 2022 A:
5% 11/1/26 (c)	1,985	2,301
5% 11/1/29 (c)	2,450	3,024
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/25	3,290	3,844
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	2,030	2,109
5% 8/1/23 (d)	1,440	1,562
TOTAL HAWAII		17,047
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	370	408

Illinois - 9.7%
Champaign County Cmnty. Unit:
Series 2019, 4% 6/1/24	420	459
Series 2020 A, 0% 1/1/22	200	200
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,030	10,023
Series 2017 C:
5% 12/1/26	485	579
5% 12/1/27	1,830	2,230
Series 2018 C, 5% 12/1/24	13,000	14,725
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	4,014
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/22	4,890	4,947
5% 1/1/23	5,770	6,111
5% 1/1/25	1,700	1,797
Series 2014 A:
5% 1/1/22 (d)	2,000	2,023
5% 1/1/24 (d)	10,490	11,547
5% 1/1/26 (d)	3,475	3,819
Series 2014 B, 5% 1/1/23	2,915	3,087
Series 2016 A:
5% 1/1/27 (d)	2,810	3,285
5% 1/1/28 (d)	500	581
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/22	295	298
5% 1/1/23	525	550
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/25 (Pre-Refunded to 1/1/22 @ 100) (d)	3,670	3,712
Series 2012 B, 4% 1/1/27 (d)	1,220	1,231
Series 2013 A, 5% 1/1/23 (d)	2,730	2,889
Series 2013 B, 5% 1/1/22 (Escrowed to Maturity)	3,915	3,961
Series 2013 D, 5% 1/1/22 (Escrowed to Maturity)	3,150	3,187
Series 2015 A:
5% 1/1/24 (d)	1,230	1,354
5% 1/1/26 (d)	1,600	1,824
5% 1/1/27 (d)	1,000	1,138
Series 2015 B, 5% 1/1/24	1,525	1,682
Series 2016 A, 5% 1/1/27 (d)	840	982
Series 2017 D:
5% 1/1/26 (d)	445	523
5% 1/1/27 (d)	1,595	1,927
5% 1/1/29 (d)	215	257
Series 2020 B, 5% 1/1/26	1,310	1,547
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	1,225	1,419
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,175	1,188
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/23	1,315	1,385
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/22	980	986
Series 2012 C:
5% 11/15/21	5,465	5,495
5% 11/15/22	1,260	1,328
Series 2014 A:
5% 11/15/21	490	493
5% 11/15/22	1,325	1,396
Series 2021 A:
5% 11/15/22	1,350	1,422
5% 11/15/23	375	412
5% 11/15/24	425	485
5% 11/15/25	425	501
5% 11/15/26	850	1,031
5% 11/15/27	1,075	1,332
Illinois Fin. Auth.:
Bonds Series 2020 B:
5%, tender 11/15/24 (b)	2,125	2,374
5%, tender 11/15/26 (b)	2,830	3,365
Series 2015:
5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	1,195	1,385
5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	8,850	10,256
Series 2020 A:
5% 8/15/23	1,000	1,088
5% 8/15/24	1,080	1,224
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,948
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	740	847
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	5,130
5% 5/15/27	9,260	11,335
Bonds:
Series 2017 B, 5%, tender 12/15/22 (b)	4,825	5,098
Series E, 2.25%, tender 4/29/22 (b)	23,105	23,375
Series 2008 A3, 5% 11/1/30	1,545	1,822
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,119
Series 2012 A, 5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	1,270	1,308
Series 2012, 5% 9/1/22 (Escrowed to Maturity)	3,455	3,606
Series 2015 A:
5% 11/15/22	490	516
5% 11/15/24	1,490	1,698
5% 11/15/25	1,905	2,241
5% 11/15/26	1,955	2,282
Series 2015 B, 5% 11/15/24	1,910	2,175
Series 2016 A:
5% 2/15/23	980	1,044
5% 8/15/23 (Escrowed to Maturity)	1,465	1,593
5% 8/15/24 (Escrowed to Maturity)	2,135	2,415
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	1,000	1,219
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	5,850	7,133
Series 2016 C:
5% 2/15/22	3,335	3,394
5% 2/15/23	8,870	9,450
5% 2/15/24	5,220	5,798
5% 2/15/27	1,875	2,293
Series 2016:
5% 7/1/22	2,895	2,999
5% 5/15/25	490	567
5% 5/15/26	980	1,169
5% 5/15/27	1,225	1,455
Series 2017:
5% 1/1/23	1,465	1,553
5% 1/1/25	2,260	2,595
Series 2019:
5% 9/1/23	400	433
5% 9/1/24	415	465
5% 9/1/25	300	347
5% 4/1/26	1,625	1,925
5% 9/1/26	300	356
5% 4/1/27	2,135	2,594
5% 9/1/27	500	608
5% 4/1/28	1,425	1,770
5% 4/1/29	2,000	2,533
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	1,245	1,256
Series 2012:
5% 8/1/22	5,675	5,893
5% 8/1/22 (FSA Insured)	1,105	1,148
Series 2013:
5% 7/1/22	10,995	11,376
5.5% 7/1/25	265	288
Series 2014:
5% 2/1/22	2,935	2,980
5% 4/1/23	2,165	2,313
5% 2/1/25	2,275	2,506
Series 2016:
5% 2/1/24	3,100	3,421
5% 1/1/26	2,970	3,484
Series 2017 D, 5% 11/1/25	6,635	7,747
Series 2018 A, 5% 10/1/26	4,615	5,507
Series 2020 B, 5% 10/1/25	5,105	5,948
Series 2020 D:
5% 10/1/22	6,300	6,590
5% 10/1/24	5,000	5,647
Series 2021 B:
5% 3/1/22	2,485	2,533
5% 3/1/23	2,555	2,720
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	740	818
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,255
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	2,985	3,216
Series 2021 C:
5% 6/15/23	535	577
5% 6/15/24	615	689
5% 6/15/25	355	411
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	4,715	4,623
0% 1/15/25	4,915	4,745
0% 1/15/26	3,695	3,500
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	2,175	2,310
Metropolitan Pier & Exposition Series 2022 A, 3% 6/15/25 (c)	2,330	2,468
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/24 (Build America Mutual Assurance Insured)	1,100	1,220
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/22	9,780	10,088
5% 6/1/24	4,365	4,895
TOTAL ILLINOIS		367,434
Indiana - 2.5%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.95%, tender 10/3/22 (b)(d)	600	600
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.15%, tender 12/1/21 (b)(d)	6,320	6,319
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	600	594
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	1,025	1,010
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	2,005	2,109
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 L, 0.7%, tender 12/1/46	1,105	1,103
Series 2011 M, 0.7%, tender 1/1/26 (b)	7,795	7,780
Series 2015 B, 1.65%, tender 1/1/22 (b)	3,345	3,357
Series 2013:
5% 8/15/22	685	713
5% 8/15/23	980	1,067
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/22	1,590	1,665
Series 2014 A:
5% 10/1/21	370	370
5% 10/1/22	660	691
Series 2015 A:
5% 10/1/24	1,460	1,664
5% 10/1/25	1,590	1,808
Indiana Health Facility Fing. Auth. Rev.:
Bonds Series 2001 A2:
2%, tender 2/1/23 (b)	1,430	1,460
2%, tender 2/1/23 (b)	10	10
Series 2005 A1, 4% 11/1/22	755	786
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2019 B, 3.5% 1/1/49	1,695	1,841
Series 2021 B, 3% 7/1/50	955	1,037
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.):
Series 2016 A1:
5% 1/1/23 (d)	1,940	2,052
5% 1/1/24 (d)	2,715	2,991
5% 1/1/25 (d)	2,845	3,248
Series 2019 D, 5% 1/1/25 (d)	1,710	1,952
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(d)	24,505	25,716
Series 2016 A, 5%, tender 3/1/23 (b)(d)	1,200	1,277
Series 2017, 5%, tender 11/1/24 (b)(d)	1,250	1,422
Series 2019 A, 5%, tender 6/5/26 (b)(d)	15,985	19,096
TOTAL INDIANA		93,738
Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/24 (d)	800	907

Kansas - 0.1%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	1,525	1,592
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	511
5% 9/1/23	710	771
5% 9/1/25	785	916
TOTAL KANSAS		3,790
Kentucky - 3.1%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	1,330	1,464
5% 2/1/25	980	1,117
Series 2019, 5% 2/1/23	625	662
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(d)	9,750	9,806
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	5,750	5,802
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A:
5% 11/1/24	1,065	1,213
5% 11/1/25	3,000	3,518
5% 11/1/26	1,000	1,206
5% 11/1/27	1,000	1,234
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (b)	10,200	10,224
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/22	1,525	1,565
5% 6/1/24	1,655	1,840
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.15%, tender 12/1/21 (b)	3,300	3,300
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27 (Pre-Refunded to 10/1/23 @ 100)	1,500	1,641
Series 2015, 5% 8/1/24	1,850	2,086
Series 2018, 5% 5/1/25	1,605	1,855
Series A:
5% 11/1/24	1,250	1,422
5% 11/1/25	1,650	1,937
Series B:
5% 8/1/23	2,715	2,951
5% 8/1/24	2,645	2,982
Series C, 5% 11/1/21	2,515	2,524
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2019 A1, 4%, tender 6/1/25 (b)	10,455	11,654
Series A, 4%, tender 6/1/26 (b)	10,545	12,057
Series C1, 4%, tender 6/1/25 (b)	15,000	16,706
Series A:
4% 12/1/23	600	646
4% 12/1/25	825	937
4% 6/1/26	1,085	1,244
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	2,800	3,059
Series 2020 C, 5%, tender 10/1/26 (b)	5,985	7,224
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (d)	1,280	1,436
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	560	578
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	2,140	2,207
TOTAL KENTUCKY		118,097
Louisiana - 0.5%
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/22	980	1,014
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (d)	300	317
5% 1/1/24 (d)	195	215
5% 1/1/25 (d)	195	223
5% 1/1/26 (d)	490	576
Series 2017 D2:
5% 1/1/23 (d)	390	413
5% 1/1/24 (d)	735	809
5% 1/1/25 (d)	1,390	1,587
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	3,765	3,929
Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	3,555	3,614
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,717
TOTAL LOUISIANA		17,414
Maine - 0.1%
City of Portland Arpt. Series 2016, 5% 1/1/29	690	799
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100)	350	379
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/22	1,810	1,875
TOTAL MAINE		3,053
Maryland - 1.1%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,632
5% 7/1/25	3,380	3,950
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,895	2,090
Series 2019 C, 3.5% 3/1/50	1,640	1,787
Maryland Dept. of Trans. Series 2021 B, 5% 8/1/27 (d)	1,805	2,216
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/22	1,750	1,794
Maryland Gen. Oblig. Series 2022 2D, 4% 8/1/28 (c)	7,070	8,265
Maryland Health & Higher Edl. Bonds:
Series 2020 B2, 5%, tender 7/1/27 (b)	2,480	2,985
Series 2020, 5%, tender 7/1/25 (b)	5,250	5,987
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/22	1,880	1,945
5% 7/1/23	980	1,059
5% 7/1/24	1,955	2,200
5% 7/1/25	1,730	2,016
TOTAL MARYLAND		39,926
Massachusetts - 1.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021, 4% 5/1/25	17,500	19,702
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	3,000	3,175
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (b)	2,500	2,489
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	2,655	3,088
Series 2016 I:
5% 7/1/22	585	605
5% 7/1/23	660	711
5% 7/1/24	1,075	1,201
5% 7/1/25	1,480	1,707
5% 7/1/26	980	1,163
Series 2019 A:
5% 7/1/23	525	565
5% 7/1/24	1,150	1,286
5% 7/1/25	825	953
Series 2021:
4% 7/1/23	215	227
4% 7/1/24	225	244
4% 7/1/25	235	260
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/23 (d)	2,175	2,347
Series 2016, 5% 7/1/24 (d)	2,850	3,193
Series 2020 C:
5% 7/1/25 (d)	850	983
5% 7/1/26 (d)	1,900	2,256
Series 2021 B, 5% 7/1/26 (d)	1,390	1,651
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series I, 0.7%, tender 7/1/25 (b)	2,515	2,524
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (d)	3,005	3,377
5% 7/1/25 (d)	1,115	1,295
Series 2021 E, 5% 7/1/27 (d)	500	611
TOTAL MASSACHUSETTS		55,613
Michigan - 2.2%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	1,635	1,680
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (FSA Insured)	1,000	1,119
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	1,020
Grand Blanc Cmnty. Schools Series 2013, 5% 5/1/22	1,810	1,860
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (FSA Insured)	1,275	1,370
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/26	550	660
5% 7/1/27	900	1,107
5% 7/1/28	725	912
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,008
5% 5/15/24	640	717
5% 5/15/25	1,285	1,490
5% 5/15/26	1,235	1,476
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	2,000	2,109
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	1,450	1,622
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D1, 5% 7/1/22 (FSA Insured)	1,920	1,988
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	635	635
Series 2019 B, 3.5%, tender 11/15/22 (b)	2,830	2,929
Series 2019 MI2, 5%, tender 2/1/25 (b)	4,830	5,542
Series 2015 A:
5% 8/1/22	2,630	2,733
5% 8/1/23	3,715	4,032
5% 8/1/26	300	339
Series 2015 D1, 0.75% 10/15/25	1,000	1,003
Series 2015 MI, 5% 12/1/23	1,020	1,123
Series 2020 A:
5% 6/1/24	1,000	1,115
5% 6/1/25	2,000	2,308
Michigan Gen. Oblig. Series 2016:
5% 3/15/22	2,280	2,328
5% 3/15/23	3,915	4,179
5% 3/15/24	6,955	7,749
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	3,535	3,643
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	2,325	2,534
Series A, 3.5% 12/1/50	1,360	1,493
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(d)	3,140	3,218
Novi Cmnty. School District Series I:
4% 5/1/24	795	871
4% 5/1/25	600	676
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,139
5% 11/1/23	1,335	1,463
5% 5/1/24	1,880	2,101
5% 11/1/24	1,955	2,226
5% 5/1/25	1,100	1,274
5% 11/1/25	1,195	1,406
5% 11/1/28	985	1,178
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	490	534
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	857
5% 7/1/25	500	578
5% 7/1/26	750	892
TOTAL MICHIGAN		83,236
Minnesota - 0.6%
Duluth Econ. Dev. Auth. Series 2021 A:
3% 7/1/22	180	183
3% 7/1/24	200	209
3% 7/1/25	615	647
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	991
5% 1/1/23	980	1,038
Series 2014 B:
5% 1/1/22 (d)	1,955	1,977
5% 1/1/23 (d)	1,480	1,567
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,258
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,173
5% 1/1/23	1,115	1,179
5% 1/1/24	1,560	1,718
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	2,530	2,722
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,426
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,080	1,093
5% 1/1/23	1,465	1,551
5% 1/1/24	980	1,082
TOTAL MINNESOTA		22,814
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24	400	439
Bonds Series II, 5%, tender 3/1/27 (b)	1,130	1,329
Series I:
5% 10/1/25	600	700
5% 10/1/27	800	980
TOTAL MISSISSIPPI		3,448
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/22	585	595
5% 3/1/23	980	1,038
5% 3/1/24	685	752
5% 3/1/25	710	806
5% 3/1/26	980	1,143
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2020 A:
5% 3/1/26 (d)	1,185	1,401
5% 3/1/27 (d)	4,065	4,936
Series 2020 B:
5% 3/1/26	2,190	2,599
5% 3/1/27	1,535	1,873
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	455	502
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	5,370	6,523
TOTAL MISSOURI		22,168
Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	245	275
Series 2021 B, 3% 12/1/51	2,500	2,727
Series A1, 3.5% 6/1/50	3,780	4,132
TOTAL MONTANA		7,134
Nebraska - 0.8%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	9,765	10,951
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (b)	2,200	2,561
Lincoln Arpt. Auth. Series 2021:
5% 7/1/24 (d)	700	787
5% 7/1/26 (d)	750	897
5% 7/1/27 (d)	1,275	1,562
5% 7/1/28 (d)	1,830	2,291
5% 7/1/29 (d)	1,000	1,275
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	1,295	1,416
Series 2019 E, 3.75% 9/1/49 (d)	1,445	1,554
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/26	1,260	1,492
Washington County Wstwtr Sol Bonds (Cargill, Inc. Projs.) Series 2012, 0.9%, tender 9/1/25 (b)(d)	6,800	6,857
TOTAL NEBRASKA		31,643
Nevada - 1.9%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (d)	3,915	4,054
Series 2013 A, 5% 7/1/28 (d)	1,475	1,557
Series 2014 A2, 5% 7/1/28	525	592
Series 2019 D, 5% 7/1/24	1,700	1,915
Series 2021 B:
5% 7/1/22 (d)	365	378
5% 7/1/23 (d)	625	676
5% 7/1/24 (d)	985	1,106
5% 7/1/27 (d)	6,000	7,348
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2019 E:
5% 7/1/25	1,275	1,487
5% 7/1/27	2,245	2,775
Series B, 5% 7/1/24 (d)	2,080	2,335
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	835	850
Clark County School District:
Series 2016 A, 5% 6/15/23	1,285	1,389
Series 2016 D, 5% 6/15/23	10,000	10,811
Series 2017 A:
5% 6/15/22	2,800	2,895
5% 6/15/26	1,285	1,538
Series 2017 C, 5% 6/15/23	4,800	5,189
Series 2020 B, 5% 6/15/26	5,805	6,962
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 0.25%, tender 12/1/21 (b)(d)(e)	700	700
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	2,640	2,816
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (b)	5,185	5,276
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (b)(d)	1,350	1,352
Series 2016 F, 2.05%, tender 4/15/22 (b)(d)	4,800	4,843
Series 2016, 2.05%, tender 4/15/22 (b)(d)	2,900	2,926
TOTAL NEVADA		71,770
New Hampshire - 0.4%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (b)(d)	4,455	4,631
Series 2019 A4, 2.15%, tender 7/1/24 (b)(d)	2,250	2,339
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A:
5% 1/1/24 (Escrowed to Maturity) (d)	1,120	1,231
5% 1/1/25 (Escrowed to Maturity) (d)	1,000	1,140
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,375
Series 2016:
5% 10/1/21	1,225	1,225
5% 10/1/22	900	942
5% 10/1/23	2,785	3,039
TOTAL NEW HAMPSHIRE		15,922
New Jersey - 6.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/22	2,445	2,485
5% 2/15/23	2,770	2,938
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/24	1,400	1,550
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	999
5% 6/1/23 (FSA Insured)	1,230	1,324
5% 6/1/24 (FSA Insured)	980	1,097
Series 2012 II, 5% 3/1/22	6,155	6,274
Series 2013 NN, 5% 3/1/27	3,250	3,458
Series 2013, 5% 3/1/23	13,920	14,837
Series 2015 XX:
4% 6/15/24	550	601
5% 6/15/26	550	636
Series 2016 BBB, 5% 6/15/23	9,010	9,723
New Jersey Edl. Facility:
Series 2016 A:
5% 7/1/22	6,160	6,363
5% 7/1/23	3,315	3,568
5% 7/1/24	7,740	8,638
Series 2016 B, 4% 9/1/26	320	368
New Jersey Gen. Oblig. Series 2020 A:
5% 6/1/24	10,970	12,303
5% 6/1/25	16,670	19,346
5% 6/1/26	11,075	13,229
5% 6/1/27	12,500	15,333
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	3,175	3,570
Series 2019 B2, 5%, tender 7/1/25 (b)	3,890	4,527
Series 2019 B3, 5%, tender 7/1/26 (b)	2,750	3,293
Series 2012 A, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	4,000	4,143
Series 2016 A:
5% 7/1/22	170	176
5% 7/1/23	595	640
5% 7/1/24	1,200	1,352
5% 7/1/24	985	1,098
5% 7/1/24	475	530
5% 7/1/25	515	593
5% 7/1/26	170	201
5% 7/1/27	255	300
Series 2016, 5% 7/1/25	275	321
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (d)	1,090	1,148
Series 2015 1A, 5% 12/1/24 (d)	6,015	6,841
Series 2017 1A:
5% 12/1/22 (d)	1,250	1,316
5% 12/1/23 (d)	1,930	2,118
Series 2017 1B, 5% 12/1/21 (d)	1,285	1,295
Series 2019 A:
5% 12/1/23	720	791
5% 12/1/24	950	1,082
Series 2020:
5% 12/1/22 (d)	605	637
5% 12/1/23 (d)	1,830	2,007
5% 12/1/24 (d)	1,360	1,546
5% 12/1/25 (d)	2,440	2,846
5% 12/1/26 (d)	3,165	3,783
Series 2021 A, 5% 12/1/25 (d)	130	152
Series 2021 B:
5% 12/1/25 (d)	315	367
5% 12/1/26 (d)	1,425	1,703
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 10/1/21 (d)	2,120	2,120
4% 4/1/22 (d)	1,655	1,684
4% 4/1/23 (d)	1,090	1,143
4% 10/1/23 (d)	1,150	1,222
4% 4/1/25 (d)	1,405	1,543
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/22	1,350	1,390
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	1,710	2,036
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,820	1,662
Series 2010 A, 0% 12/15/27	5,520	5,011
Series 2016 A:
5% 6/15/22	2,630	2,717
5% 6/15/27	3,960	4,709
Series 2018 A, 5% 6/15/24	5,000	5,610
Series 2022 AA:
5% 6/15/23 (c)	985	1,033
5% 6/15/25 (c)	4,000	4,505
5% 6/15/26 (c)	9,745	11,284
5% 6/15/27 (c)	8,000	9,495
5% 6/15/28 (c)	10,000	12,081
Series A:
5% 12/15/24	1,780	2,032
5% 12/15/25	1,680	1,979
5% 12/15/26	2,600	3,145
Series AA, 5% 6/15/29	1,000	1,033
Rutgers State Univ. Rev. Series Q:
5% 5/1/22	690	709
5% 5/1/23	540	580
TOTAL NEW JERSEY		252,169
New Mexico - 0.9%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	3,135	3,644
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	4,215	4,655
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	15,000	17,242
Series 2019 A:
4% 11/1/21	625	627
4% 5/1/22	960	981
4% 11/1/23	710	763
4% 5/1/24	950	1,037
4% 11/1/24	1,450	1,606
4% 5/1/25	2,790	3,120
TOTAL NEW MEXICO		33,675
New York - 5.0%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	490	507
5% 7/1/24	1,810	2,033
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	4,000	4,604
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	7,255	7,462
Series 2020 B, 0.85%, tender 9/1/25 (b)	18,000	18,059
Series 2021 B, 1.5%, tender 9/1/26 (b)	3,360	3,463
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/25	900	1,053
Series 2020 A:
5% 7/1/25	750	878
5% 7/1/26	500	602
New York Bridge Auth. Gen. Rev. Series 2021 B, 5% 1/1/27 (c)	1,500	1,831
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (b)	2,825	3,046
Series 2016 E, 5% 8/1/24	1,000	1,132
Series 2021 A1:
5% 8/1/25	5,020	5,884
5% 8/1/26	7,000	8,456
Series 2021 F1, 5% 3/1/23	555	593
Series A, 5% 8/1/26	1,000	1,208
Series A6, 5% 8/1/25	250	277
Series F1, 5% 6/1/25	470	548
Series I1, 5% 3/1/27	615	682
New York City Health & Hosp. Corp. Rev. Series A:
3% 2/15/24	535	568
5% 2/15/24	750	832
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,210	2,216
Series 2021, 0.6%, tender 7/1/25 (b)	2,905	2,903
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (FSA Insured)	1,000	1,145
5% 1/1/26 (FSA Insured)	1,000	1,180
5% 1/1/27 (FSA Insured)	1,000	1,213
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2021 DD, 5% 6/15/25	1,535	1,795
New York City Transitional Fin. Auth. Rev.:
Series 2022 A1, 5% 11/1/26	3,375	4,110
Series E1, 5% 2/1/26	475	547
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (b)	1,740	1,746
Series 2019 B2, 5%, tender 5/1/24 (b)	2,005	2,196
Series 2015 A, 5% 7/1/28	400	459
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (NY Muni. Wtr. Fin. Auth. Projs.) Series 2020 A:
5% 6/15/23	2,000	2,163
5% 6/15/24	1,400	1,578
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A, 5% 11/15/24	525	600
Series 2016 B1:
5% 11/15/24	670	766
5% 11/15/25	1,000	1,181
Series 2017 B1, 4% 11/15/25	250	285
Series 2017 B2:
5% 11/15/23	1,350	1,485
5% 11/15/25	1,450	1,713
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B2, 5% 11/15/21	3,915	3,936
Series 2012 B, 5% 11/15/22	1,955	2,056
Series 2012 E, 5% 11/15/21	2,380	2,393
Series 2014 C, 5% 11/15/21	2,740	2,755
Series 2015 A, 5% 11/15/24	1,000	1,129
Series 2016 A:
5% 11/15/23	1,975	2,158
5% 11/15/23	1,450	1,585
Series 2016 B, 5% 11/15/21	2,150	2,162
Series 2017 B:
5% 11/15/23	4,025	4,399
5% 11/15/24	665	751
New York State Dorm. Auth.:
Series 2018 A, 5% 3/15/27	970	1,194
Series 2019 D, 5% 2/15/25	1,030	1,190
Series 2021 A, 5% 3/15/27	2,975	3,661
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,770	2,765
Series J, 0.75% 5/1/25	3,030	3,037
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 4/1/22 (d)	700	716
5% 4/1/25 (d)	1,130	1,297
5% 10/1/26 (d)	1,580	1,890
Series 221, 3.5% 10/1/32 (d)	530	574
New York State Urban Dev. Corp. Series 2020 E, 5% 3/15/27	12,130	14,899
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/22 (d)	250	263
5% 12/1/24 (d)	1,500	1,693
5% 12/1/25 (d)	1,400	1,625
5% 12/1/26 (d)	740	881
Series 2020 C:
5% 12/1/24	1,000	1,133
5% 12/1/25	800	932
5% 12/1/26	1,250	1,491
5% 12/1/27	1,250	1,521
New York Urban Dev. Corp. Rev.:
Series 2015 A, 5% 3/15/26	250	294
Series 2016 A:
5% 3/15/26	5,275	6,303
5% 3/15/27	1,000	1,190
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (d)	625	720
5% 4/1/27 (d)	1,350	1,638
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (d)	6,520	7,327
Triborough Bridge & Tunnel Auth. Bonds Series 2021 A2:
2%, tender 5/15/26 (b)	7,870	8,353
2%, tender 5/15/28 (b)	2,575	2,726
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,500	2,618
TOTAL NEW YORK		188,254
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/23 (d)	1,060	1,164
Series 185, 5% 9/1/23 (d)	1,065	1,159
Series 188, 5% 5/1/25 (d)	1,230	1,420
Series 193:
5% 10/15/25 (d)	3,550	4,156
5% 10/15/29 (d)	1,350	1,571
Series 223:
5% 7/15/25 (d)	1,500	1,743
5% 7/15/26 (d)	2,250	2,689
5% 7/15/27 (d)	1,785	2,185
5% 7/15/28 (d)	2,500	3,126
TOTAL NEW YORK AND NEW JERSEY		19,213
North Carolina - 2.6%
Charlotte Int'l. Arpt. Rev.:
Series 2019 B, 5% 7/1/27 (d)	735	901
Series 2021 B:
5% 7/1/26 (d)	5,535	6,616
5% 7/1/27 (d)	4,500	5,514
5% 7/1/28 (d)	1,545	1,934
5% 7/1/29 (d)	865	1,102
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2021 B, 5%, tender 12/2/24 (b)	4,000	4,573
Series 2021 C, 5%, tender 12/1/28 (b)	1,570	2,007
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25 (Escrowed to Maturity)	1,115	1,307
5% 10/1/26 (Escrowed to Maturity)	1,360	1,640
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 5% 5/1/25	260	298
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Series 2010, 0.15%, tender 12/1/21 (b)	6,250	6,249
North Carolina Grant Anticipation Rev.:
Series 2017:
5% 3/1/22	3,580	3,651
5% 3/1/23	3,580	3,822
Series 2021:
5% 3/1/25	3,000	3,470
5% 3/1/26	3,250	3,876
5% 3/1/27	2,305	2,827
5% 3/1/28	2,375	2,981
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	6,380	7,072
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	4,235	4,286
Series 2019 C, 2.55%, tender 6/1/26 (b)	7,335	7,808
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	1,110	1,317
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	4,946
5% 1/1/23	1,465	1,551
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2020 C, 5% 2/1/24	13,610	14,996
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/27 (d)	355	433
Union County Enterprise Systems Rev. Series 2021:
5% 6/1/25	1,000	1,167
5% 6/1/26	750	904
5% 6/1/27	775	959
TOTAL NORTH CAROLINA		98,207
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 3% 1/1/52	1,575	1,713

Ohio - 1.8%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5% 11/15/24	1,955	2,210
Series 2020:
5% 11/15/26	375	448
5% 11/15/27	185	226
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	5,280	5,422
Series 2020 A, 5% 12/1/23	1,045	1,150
American Muni. Pwr., Inc. Rev. Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	2,150	2,170
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (FSA Insured)	1,175	1,298
5% 1/1/25 (FSA Insured)	1,225	1,405
5% 1/1/26 (FSA Insured)	490	560
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,153
5% 6/15/23	1,815	1,924
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,071
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	2,000	2,011
Hamilton County Healthcare Facilities Rev. Series 2012, 5.25% 6/1/26	1,000	1,030
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	1,000	1,234
5% 8/1/28	1,000	1,263
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
5% 8/1/27	575	710
5% 8/1/28	500	631
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A:
5% 10/1/23	2,360	2,584
5% 10/1/25	2,000	2,356
5% 10/1/26	1,750	2,122
Ohio Hosp. Facilities Rev.:
Series 2017 A:
5% 1/1/22	1,665	1,685
5% 1/1/23	1,955	2,072
5% 1/1/24	1,865	2,061
5% 1/1/25	2,035	2,337
Series 2021 B:
5% 1/1/23 (c)	450	477
5% 1/1/24 (c)	1,725	1,903
5% 1/1/25 (c)	1,935	2,215
5% 1/1/26 (c)	2,275	2,683
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	330	369
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/22	1,525	1,549
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/22	1,075	1,093
5% 2/15/23	2,075	2,205
5% 2/15/24	3,215	3,556
5% 2/15/25	2,065	2,367
5% 2/15/26	1,285	1,519
Series 2019, 5% 2/15/29	2,220	2,592
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/23	445	470
5% 1/1/24	760	838
5% 1/1/25	1,100	1,258
TOTAL OHIO		69,227
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	558
5% 8/15/25	500	575
5% 8/15/26	800	945
Oklahoma Dev. Fin. Auth. Rev. Series 2004 A, 2.375% 12/1/21 (b)	1,320	1,325
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 1/1/22	480	482
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	775	891
TOTAL OKLAHOMA		4,776
Oregon - 1.3%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 2.4%, tender 5/2/22 (b)(d)	2,500	2,504
Series 2003 A, 2.4%, tender 5/2/22 (b)(d)	2,275	2,302
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (b)(d)	13,550	13,802
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	21,105	21,860
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24	200	226
5% 10/1/25	225	262
5% 10/1/26	150	180
Series A, 5% 10/1/27	150	184
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,730	1,902
Port of Portland Arpt. Rev.:
Series 2020 27 A, 5% 7/1/29 (d)	430	547
Series 26 C, 5% 7/1/23 (d)	2,140	2,308
Series 27 A, 5% 7/1/26 (d)	1,515	1,807
TOTAL OREGON		47,884
Pennsylvania - 1.8%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/26 (d)	1,750	2,059
5% 1/1/27 (d)	2,000	2,418
5% 1/1/28 (d)	2,250	2,778
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 3.5% 12/1/31	1,180	1,122
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A:
4% 6/1/25	200	225
5% 6/1/26	1,000	1,195
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24	1,475	1,658
5% 6/1/25	1,150	1,340
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	2,445	2,476
Series B, 1.8%, tender 8/15/22 (b)	5,280	5,344
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	190	205
Series 2019, 5% 9/1/29	1,000	1,277
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (b)	1,700	1,707
Series 2017 A, 0.58%, tender 8/1/24 (b)(d)	1,100	1,095
Series 2011, 2.15%, tender 7/1/24 (b)(d)	1,000	1,043
Pennsylvania Gen. Oblig. Series 2017, 5% 1/1/27	3,955	4,837
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2014:
5% 12/1/21	270	272
5% 12/1/22	835	882
Series 2016 C, 5% 8/15/25	2,855	3,346
Pennsylvania Hsg. Fin. Agcy. Series 2020 13 2A, 3.5% 4/1/51	1,020	1,099
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/21	4,070	4,100
5% 12/1/21 (Escrowed to Maturity)	820	826
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B:
5% 12/1/25	860	1,012
5% 12/1/26	1,000	1,210
5% 12/1/27	750	930
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (d)	600	672
Series 2017 A, 5% 7/1/24	490	552
Series 2017 B:
5% 7/1/24 (d)	4,790	5,374
5% 7/1/25 (d)	1,700	1,973
Series 2021:
5% 7/1/28 (d)	3,100	3,869
5% 7/1/29 (d)	1,830	2,323
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,130
5% 9/1/25	700	818
5% 9/1/26	750	901
Series 2019 A:
5% 9/1/22	1,250	1,303
5% 9/1/23	315	342
5% 9/1/24	1,050	1,186
5% 9/1/25	1,200	1,402
Series 2019 B, 5% 9/1/24	1,000	1,130
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	366
5% 3/1/26 (FSA Insured)	260	307
5% 3/1/27 (FSA Insured)	250	303
5% 3/1/28 (FSA Insured)	245	298
TOTAL PENNSYLVANIA		68,705
Rhode Island - 1.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/22	1,955	2,008
5% 5/15/23	1,180	1,260
5% 5/15/24	2,300	2,563
5% 5/15/25	5,385	6,207
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	5,910	6,851
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	895	986
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,550	1,701
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A:
5% 12/1/23 (d)	750	821
5% 12/1/24 (d)	1,000	1,134
5% 12/1/25 (d)	1,250	1,457
5% 12/1/26 (d)	1,000	1,194
5% 12/1/28 (d)	510	632
Series 2021 A, 5% 12/1/27 (d)	900	1,095
Series A:
4% 12/1/26 (d)	1,350	1,471
5% 12/1/26 (d)	1,200	1,433
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	1,885	2,103
5% 6/1/26	3,425	3,944
5% 6/1/27	980	1,124
TOTAL RHODE ISLAND		37,984
South Carolina - 0.8%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,060
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,729
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,772
5% 12/1/26	1,075	1,235
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,250	1,395
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/22	1,075	1,135
5% 12/1/23	4,890	5,382
Series 2015 A, 5% 12/1/25	1,000	1,160
Series 2015 C, 5% 12/1/22	1,360	1,435
Series 2021 A:
5% 12/1/26	670	814
5% 12/1/27	750	931
Series 2021 B:
5% 12/1/24	1,400	1,601
5% 12/1/25	500	591
5% 12/1/26	500	607
5% 12/1/27	450	559
5% 12/1/28	800	1,012
Series A, 5% 12/1/23	2,995	3,296
TOTAL SOUTH CAROLINA		30,714
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/21	490	491
5% 11/1/22	365	384
TOTAL SOUTH DAKOTA		875
Tennessee - 1.0%
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (d)	2,000	2,386
5% 7/1/27 (d)	2,435	2,981
5% 7/1/28 (d)	3,125	3,900
5% 7/1/29 (d)	3,800	4,823
5% 7/1/30 (d)	3,000	3,861
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	11,590	13,063
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	6,040	6,343
TOTAL TENNESSEE		37,357
Texas - 10.8%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,185
Austin Arpt. Sys. Rev.:
Series 2019 B:
5% 11/15/23 (d)	620	680
5% 11/15/24 (d)	675	768
5% 11/15/25 (d)	650	763
Series 2019, 5% 11/15/24 (d)	2,500	2,845
Austin Independent School District Series 2015 B, 5% 8/1/25	2,050	2,401
Birdville Independent School District Series 2021, 5% 2/15/26	800	951
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/22	1,465	1,481
5% 1/1/23	2,395	2,531
5% 1/1/24	3,295	3,625
5% 1/1/26	2,800	3,294
Series 2020 F, 5% 1/1/25	4,455	4,978
Series 2021 C, 5% 1/1/27	6,865	8,010
City of Denton Series 2020 A, 5% 2/15/26	1,025	1,220
Clear Creek Independent School District Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	4,370	4,354
Clint Independent School District Series 2015 A, 5% 2/15/26	1,600	1,839
Collin County Series 2020:
5% 2/15/26	1,040	1,238
5% 2/15/27	2,040	2,498
Comal County Series 2017, 4% 2/1/26	1,780	2,036
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B1, 1.25%, tender 8/15/22 (b)	2,420	2,441
Series 2015 B1, 0.28%, tender 8/15/24 (b)	6,700	6,672
Series 2015 B2, 0.28%, tender 8/15/24 (b)	10,500	10,456
Series 2020 A, 5% 2/15/25	1,330	1,534
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 A, 5% 11/1/28 (d)	1,000	1,050
Series 2013 F:
5% 11/1/21	2,935	2,946
5% 11/1/22	4,890	5,142
Series 2014 B, 5% 11/1/29 (d)	1,000	1,050
Series 2014 D, 5% 11/1/23 (d)	1,905	2,085
Series 2020 A, 5% 11/1/26	2,595	3,152
Dallas Gen. Oblig. Series 2018, 5% 2/15/25	2,060	2,374
Dallas Independent School District:
Bonds:
Series 2016, 5%, tender 2/15/22 (b)	150	153
Series B6:
5%, tender 2/15/22 (b)	3,865	3,933
5%, tender 2/15/22 (b)	3,900	3,969
Series 2021, 4% 2/15/25	1,835	2,055
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (b)	1,970	2,058
Series 2016, 0% 8/15/25	1,610	1,574
El Paso Independent School District Series 2020:
5% 8/15/23	500	544
5% 8/15/24	650	736
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (b)	8,300	8,411
Series 2020 B, 0.875%, tender 8/1/25 (b)	9,720	9,823
Series 2021 B, 0.72%, tender 8/1/26 (b)	3,535	3,532
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	1,670	1,783
Series 2020:
5% 3/1/26	3,800	4,521
5% 3/1/27	4,050	4,949
5% 3/1/27	4,130	5,046
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	1,580	1,608
Series 2019 B, 5% 2/15/25	1,620	1,867
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	3,500	3,497
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 5% 11/15/25	1,500	1,763
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/26 (b)	6,545	7,908
Series 2020 A, 0.9%, tender 5/15/25 (b)	1,850	1,851
Series 2020 C, 5%, tender 12/1/26 (b)	7,000	8,474
Series 2014 A, 5% 12/1/26	1,085	1,237
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (d)	3,720	3,851
Series 2018 A:
5% 7/1/23 (d)	750	812
5% 7/1/25 (d)	1,550	1,799
Series 2018 B, 5% 7/1/22	1,000	1,036
Series 2018 C:
5% 7/1/23 (d)	1,500	1,623
5% 7/1/26 (d)	500	598
5% 7/1/27 (d)	720	882
Series 2020 B, 5% 7/1/26	2,250	2,707
Houston Gen. Oblig. Series 2017 A, 5% 3/1/27	1,545	1,893
Houston Independent School District Bonds Series 2014 A, 4%, tender 6/1/23 (b)	6,270	6,649
Kilgore Independent School District Series 2020, 5% 2/15/26	1,075	1,280
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/22 (d)	1,000	1,051
5% 11/1/23 (d)	2,125	2,328
5% 11/1/26 (d)	1,075	1,259
Series 2021:
5% 11/1/23 (d)	895	980
5% 11/1/24 (d)	2,615	2,969
5% 11/1/25 (d)	3,920	4,596
5% 11/1/26 (d)	2,845	3,425
5% 11/1/27 (d)	2,885	3,552
5% 11/1/28 (d)	11,150	14,013
5% 11/1/29 (d)	11,705	14,907
Lower Colorado River Auth. Rev. (Lcra Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/25	1,315	1,527
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/27	1,450	1,777
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,640
McKinney Independent School District Series 2021:
5% 2/15/25	1,000	1,155
5% 2/15/26	1,245	1,484
5% 2/15/27	1,300	1,595
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	1,645	1,710
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018, 0.425%, tender 7/1/24 (b)(d)	8,320	8,347
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	4,100	4,191
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,848
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	2,345	2,442
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,613
North Texas Tollway Auth. Rev. Series 2019 B, 5% 1/1/25	1,435	1,645
Northside Independent School District Bonds:
Series 2019, 1.6%, tender 8/1/24 (b)	7,780	8,021
Series 2020, 0.7%, tender 6/1/25 (b)	9,665	9,689
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	6,615	6,805
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	715	794
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	1,480	1,538
Pharr San Juan Alamo Independent School District Series 2016, 5% 2/1/26	1,130	1,298
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (b)	10,000	10,320
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (d)	705	730
5% 7/1/22 (d)	690	714
5% 7/1/23 (d)	555	600
5% 7/1/23 (d)	505	546
5% 7/1/24 (d)	1,750	1,965
5% 7/1/24 (d)	1,000	1,122
5% 7/1/25 (d)	1,250	1,451
5% 7/1/25 (d)	1,350	1,567
5% 7/1/26 (d)	1,500	1,793
5% 7/1/26 (d)	1,250	1,492
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 B, 2%, tender 12/1/21 (b)	3,965	3,971
Series 2015 D, 1.125%, tender 12/1/26 (b)	10,810	10,952
Series 2018, 2.75%, tender 12/1/22 (b)	10,100	10,384
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012, 5% 9/15/22	3,365	3,511
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (b)	7,920	7,930
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/23 (Escrowed to Maturity)	980	1,067
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,739
Series 2017 A, 5% 2/15/24	1,955	2,170
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	2,815	3,202
Texas Gen. Oblig.:
Bonds Series 2019 C2, 1.85%, tender 10/14/21 (b)	420	420
Series 2020 B:
3% 8/1/25 (d)	4,210	4,591
3% 8/1/26 (d)	4,845	5,354
4% 8/1/27 (d)	5,085	5,962
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)(c)	15,910	15,812
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,685
Wichita Falls Independent School District Series 2021:
3% 2/1/22	1,530	1,544
4% 2/1/25	600	671
4% 2/1/26	850	974
4% 2/1/27	1,100	1,288
4% 2/1/28	900	1,071
TOTAL TEXAS		408,818
Utah - 0.5%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/27 (d)	510	624
Series 2018 A, 5% 7/1/26 (d)	2,550	3,043
Series 2021 B:
5% 7/1/24	250	281
5% 7/1/25	530	617
5% 7/1/26	1,150	1,378
5% 7/1/27	750	923
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	10,605	12,739
TOTAL UTAH		19,605
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (St. Michael's College Proj.) Series 2012, 5% 10/1/22	300	313
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/27 (d)	560	669
Series 2021 A:
5% 6/15/27 (d)	350	418
5% 6/15/28 (d)	425	513
5% 6/15/29 (d)	400	489
TOTAL VERMONT		2,402
Virginia - 0.8%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/25	500	582
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,570
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(d)	1,500	1,518
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (b)	3,995	3,998
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	6,750	6,736
Norfolk Arpt. Auth. Series 2021 A:
5% 7/1/27	750	923
5% 7/1/28	1,000	1,259
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,330
5% 6/15/25	980	1,134
5% 6/15/26	1,680	2,003
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(d)	945	956
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (b)	3,000	3,006
Series 2010 A, 1.2%, tender 5/31/24 (b)	1,725	1,754
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	800	821
TOTAL VIRGINIA		28,590
Washington - 2.3%
King County Hsg. Auth. Rev. Series 2019:
4% 11/1/24	1,075	1,192
4% 11/1/25	1,260	1,430
4% 11/1/30	1,575	1,878
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	18,985	19,011
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (d)	775	836
Series 2016 B:
5% 10/1/21 (d)	2,720	2,720
5% 10/1/22 (d)	2,445	2,560
5% 10/1/23 (d)	2,965	3,238
Series 2019:
5% 4/1/22 (d)	1,785	1,826
5% 4/1/23 (d)	1,985	2,121
5% 4/1/24 (d)	3,035	3,375
5% 4/1/25 (d)	2,700	3,105
Series 2021 C:
5% 8/1/24 (d)	3,290	3,704
5% 8/1/25 (d)	2,660	3,091
5% 8/1/26 (d)	3,655	4,369
5% 8/1/27 (d)	2,260	2,763
5% 8/1/28 (d)	6,320	7,878
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,545	1,543
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/22	785	794
5% 1/1/25	660	758
5% 1/1/26	390	463
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	2,170	2,235
Washington Gen. Oblig. Series R 2021 A, 5% 6/1/23	1,670	1,804
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	805	844
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,661
5% 8/15/26	2,560	3,009
5% 8/15/27	2,125	2,552
Bonds Series 2019 B, 5%, tender 8/1/24 (b)	4,575	5,040
TOTAL WASHINGTON		85,800
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1%, tender 9/1/25 (b)(d)	5,650	5,652

Wisconsin - 1.6%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/27	1,085	1,310
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/22 (d)	1,440	1,518
5.25% 12/1/23 (d)	1,505	1,662
Milwaukee Gen. Oblig.:
Series 2018 N4, 5% 4/1/25	7,860	9,037
Series 2020 N4, 5% 4/1/23	10,000	10,705
Pub. Fin. Auth. Hosp. Rev. Series 2020 A, 5% 6/1/22	300	309
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	575	657
Wisconsin Health & Edl. Facilities:
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	3,305	3,479
Bonds:
Series 2018 B:
5%, tender 1/25/23 (b)	8,800	9,320
5%, tender 1/31/24 (b)	8,810	9,744
Series 2018 C1, 5%, tender 7/29/26 (b)	905	1,090
Series 2020 C, 5%, tender 2/15/27 (b)	5,000	5,957
Series 2019 A, 2.25% 11/1/26	1,000	1,000
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,370
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 A, 3% 3/1/52	1,590	1,731
TOTAL WISCONSIN		58,889
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/27	370	430
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3:
5% 6/1/22 (d)	1,625	1,674
5% 12/1/22 (d)	745	784
TOTAL WYOMING		2,888
TOTAL MUNICIPAL BONDS (Cost $3,417,613)		3,491,925

Municipal Notes - 4.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.0%
Maricopa County Indl. Dev. Auth. Participating VRDN Series 2021 XG 03 09, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,700	1,700

California - 0.0%
Fresno Calif Unified School District Participating VRDN Series 2021 XF 11 04, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	1,100	1,100

Florida - 0.3%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)(g)	2,800	2,800
Tampa Hosp. Rev. Participating VRDN:
Series XM 08 85, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	6,975	6,975
Series XM 08 86, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,140	1,140
TOTAL FLORIDA		10,915
Georgia - 0.0%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.21% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,000	1,000

Illinois - 0.2%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series XM 09 17, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,620	2,620
Series XM 09 18, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,000	2,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,901	2,901
TOTAL ILLINOIS		7,521
Kentucky - 0.0%
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	1,000	1,000

Michigan - 0.1%
Michigan Bldg. Auth. Rev. Participating VRDN Series 2021 XF 11 15, 0.09% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,100	2,100

Montana - 0.1%
Montana Facility Fin. Auth. Participating VRDN Series 2021 XF 11 14, 0.09% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	1,750	1,750

Nebraska - 0.1%
Univ. of Nebraska Facilities Corp. Participating VRDN Series 2021 XF 11 03, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,640	2,640

New Jersey - 0.3%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series XM 09 10, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,100	2,100
Series XM 09 12, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,600	1,600
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XF 09 75, 0.21% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,100	2,100
Newark Gen. Oblig. BAN:
Series 2021 C, 1.25% 7/25/22	1,400	1,411
Series 2021:
1.25% 10/3/22 (c)	2,000	2,020
1.25% 10/3/22 (c)	2,040	2,060
TOTAL NEW JERSEY		11,291
New York - 2.2%
Elmira City School District BAN Series 2021, 1.5% 6/24/22	37,315	37,678
New York Metropolitan Trans. Auth. Rev.:
BAN Series 2019 D1, 5% 9/1/22	38,000	39,602
Participating VRDN:
Series XM 08 89, 0.1% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,100	2,100
Series XM 09 35, 0.21% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	800	800
New York Thruway Auth. Gen. Rev. Participating VRDN Series XF 09 18, 0.1% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	700	700
New York Trans. Dev. Corp. RAN (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/21	1,235	1,244
Oneida County Indl. Dev. Agcy. Rev. (Mohawk Valley Cmnty. College Dorm. Corp. Proj.) Series 2004 A, 0.15% 10/7/21, LOC Manufacturers & Traders Trust Co., VRDN (b)	1,320	1,320
TOTAL NEW YORK		83,444
Ohio - 0.2%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	5,505	5,505

Pennsylvania - 0.2%
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	6,600	6,600
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 2021 XL 01 80, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,480	2,480
TOTAL PENNSYLVANIA		9,080
South Carolina - 0.0%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2021 XF 12 43, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,455	1,455

Tennessee - 0.0%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	1,200	1,200

Texas - 0.2%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,000	2,000
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	1,100	1,100
North Texas Tollway Auth. Rev. Participating VRDN:
Series 2021 XF 12 20, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,900	1,900
Series 2021 XF 12 25, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,200	1,200
Series XF 12 21, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,300	2,300
TOTAL TEXAS		8,500
Utah - 0.2%
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	6,900	6,900

TOTAL MUNICIPAL NOTES (Cost $156,771)		157,101

Money Market Funds - 6.3%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 0.06% (h)(i) (Cost $240,802)	240,760,857	240,797

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $3,815,186)	3,889,823
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(96,489)
NET ASSETS - 100.0%	3,793,334

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,510,000 or 0.3% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.06%	99,679	619,872	478,762	82	5	15	240,809	15.3%
Total	99,679	619,872	478,762	82	5	15	240,809

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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